Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Benefit Plans [Abstract]
Information About the Plan's Funded Status and Pension Cost
Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2017	2016
	(In thousands)
Change in benefit obligation
Beginning of year	$(3,926)	$(3,968)
Service cost	(273)	(312)
Interest cost	(198)	(198)
Actuarial (loss) gain	(403)	23
Benefits paid	128	529

End of year	(4,672)	(3,926)

Change in fair value of plan assets
Beginning of year	4,625	4,458
Actual return on plan assets	702	382
Employer contribution	406	314
Benefits paid	(128)	(529)

End of year	5,605	4,625

Funded status at end of year	$933	$699

Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2017	2016
	(In thousands)

Unamortized net loss	$1,048	$1,052
Unamortized prior service	(758)	(847)

	$290	$205

Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets
Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2017	2016

	(In thousands)

Projected benefit obligation	$4,672	$3,926
Accumulated benefit obligation	$4,375	$3,756
Fair value of plan assets	$5,605	$4,625

Pension Expense

	December 31,
	2017	2016

	(In thousands)

Components of net periodic benefit cost
Service cost	$273	$312
Interest cost	198	198
Expected return on plan assets	(357)	(341)
Amortization of prior service (credit) cost	(89)	(89)
Amortization of net loss	63	81

Net periodic benefit cost	$88	$161

Summary of Significant Assumptions
Significant assumptions include:

	Pension Benefits
	2017	2016

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.83%	5.39%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	4.83%	5.39%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%

Summary of Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2017:

Pension Benefits
(In thousands)

2018	$186
2019	199
2020	843
2021	548
2022	373
2023-2027	1,796

Total	$3,945

Target Asset Allocation Percentages
The target asset allocation percentages for both 2017 and 2016 are as follows:

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

Investment of Fair Value of Plan Assets as a Percentage of the Total
At December 31, 2017 and 2016, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2017	2016

Equity securities	70.1%	68.1%
Debt securities	27.3	29.6
Cash and cash equivalents	2.6	2.3

	100.0%	100.0%

Fair Values of Company's Pension Plan By Asset Category
The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2017
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$199	$199	$––	$––
Mutual funds – equities
ETF mutual funds	3,042	3,042	––	––
Large and small Cap	301	301	––	––
International	420	420
Commodities	182	182	––	––
Mutual funds – fixed income
Fixed income	1,145	1,145	––	––
ETF fixed income	316	316	––	––

Total	$5,605	$5,605	$––	$––

December 31, 2016
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$106	$106	$––	$––
Mutual funds – equities
Eft mutual funds	2,561	2,561	––	––
Large and Small Cap	584	584	––	––
Commodies	140	140	––	––
Mutual funds – fixed income
Fixed income	1,022	1,022	––	––
ETF fixed income	212	212	––	––

Total	$4,625	$4,625	$––	$––

Share Information for the ESOP
Share information for the ESOP is as follows at December 31, 2017 and 2016:

	2017	2016

Allocated shares at beginning of the year	$333,790	$267,558
Shares released for allocation during the year	23,635	23,635
Net shares acquired on reinvestment of cash or (distributed) due to retirement/diversification	(21,063)	42,597
Unearned shares	70,906	94,541

Total ESOP shares	407,268	428,331

Fair value of unearned shares at December 31st	$943,000	$1,276,000